Operating assets and liabilities - Intangible assets - Intangible Assets and Patents and licenses (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	kr 5,835	kr 5,145
Patents and licences
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	4,627	3,858
Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	kr 1,208	kr 1,287